BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2015	2016
	RMB	RMB

Short-term borrowings	220,000	190,000

Current portion of long-term borrowings	24,000	27,057

Long-term borrowings	40,972	20,000